Parent Company (the "Company") Only Financial Information - Condensed Statements of Cash Flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net cash used in operating activities	¥ (1,400,000)	$ (194,587)	¥ (3,866,008)	¥ 1,966,386
CASH FLOWS FROM INVESTING ACTIVITIES
Net cash (used in)/provided by investing activities	(10,885,375)	(1,533,173)	10,385,017	(39,764,704)
CASH FLOWS FROM FINANCING ACTIVITIES
Net cash provided by/(used in) financing activities	27,662,881	3,896,236	(1,616,384)	18,128,743
Effects of exchange rate changes on cash, cash equivalents and restricted cash	70,254	9,895	(121,896)	(500,959)
NET (DECREASE)/ INCREASE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	15,466,214	2,178,371	4,780,729	(20,170,534)
Cash, cash equivalents and restricted cash at beginning of the year	23,155,293	3,261,355	18,374,564	38,545,098
Cash, cash equivalents and restricted cash at end of the year	38,621,507	5,439,726	23,155,293	18,374,564
Parent
CASH FLOWS FROM OPERATING ACTIVITIES
Net cash used in operating activities	(8,262,167)	(1,163,702)	(4,949,308)	(8,697)
CASH FLOWS FROM INVESTING ACTIVITIES
Net cash (used in)/provided by investing activities	(1,972,672)	(277,845)	9,140,766	(40,770,898)
CASH FLOWS FROM FINANCING ACTIVITIES
Net cash provided by/(used in) financing activities	25,782,226	3,631,351	(1,135,316)	22,382,871
Effects of exchange rate changes on cash, cash equivalents and restricted cash	52,552	7,402	689,465	(445,787)
NET (DECREASE)/ INCREASE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	15,599,939	2,197,206	3,745,607	(18,842,511)
Cash, cash equivalents and restricted cash at beginning of the year	7,076,550	996,711	3,330,943	22,173,454
Cash, cash equivalents and restricted cash at end of the year	¥ 22,676,489	$ 3,193,917	¥ 7,076,550	¥ 3,330,943